Leases - Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Jun. 30, 2025	HKD ($)	USD ($)
Leases [Abstract]
2025 (remaining)	$ 742,500	$ 94,587
2026	123,750	15,765
Total future lease payments	866,250	110,352
Less: imputed interest	(13,907)	(1,772)
Present value of operating lease liabilities	$ 852,343	$ 108,580